As filed with the Securities and Exchange Commission on February 10, 2020

File No. 002-16590

File No. 811-00945

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 128	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 129	☒

(Check appropriate box or boxes)

Virtus Equity Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President and Senior Counsel

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 128 relates to the following series:

Virtus KAR Capital Growth Fund

Virtus KAR Global Quality Dividend Fund

Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Growth Fund

Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Mid Cap Core Fund

Virtus Rampart Enhanced Core Equity Fund

Virtus SGA Emerging Markets Growth Fund

Virtus SGA Global Growth Fund

Virtus Tactical Allocation Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 10th day of February, 2020.

VIRTUS EQUITY TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 10th day of February, 2020.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

*
Thomas J. Brown	Trustee

*
Donald C. Burke	Trustee

*
Sidney E. Harris	Trustee

*
John R. Mallin	Trustee

*
Hassell H. McClellan	Trustee

*
Connie D. McDaniel	Trustee

*
Philip R. McLoughlin	Trustee and Chairman

*
Geraldine M. McNamara	Trustee

*
James M. Oates	Trustee

*
Richard E. Segerson	Trustee

*
R. Keith Walton	Trustee

*
Brian T. Zino	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase